Loans Payable (Details) - USD ($)																					1 Months Ended					6 Months Ended		12 Months Ended
	Feb. 28, 2022	Jul. 09, 2021	Jul. 09, 2021	Jul. 01, 2021	Feb. 10, 2021	Feb. 10, 2021	Nov. 11, 2020	Sep. 18, 2020	Sep. 14, 2020	Sep. 14, 2020	Aug. 10, 2020	Jul. 01, 2020	Jun. 16, 2020	Apr. 17, 2020	Oct. 29, 2019	Oct. 15, 2019	May 23, 2019	Apr. 30, 2015	Oct. 17, 2014	Dec. 31, 2012	Jun. 16, 2022	Feb. 28, 2022	Nov. 30, 2021	Sep. 18, 2020	Jun. 16, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Sep. 01, 2020	Aug. 31, 2020
Loans Payable (Details) [Line Items]
Convertible note																			$ 50,000	$ 325,000												$ 474,000
Loan cost																								$ 15,000				$ 25,000
Annual interest rates																				5.00%
Average rate percentage																				70.00%
Loan payable, description																			(i) $0.0005 per share and (ii) 67.5% of the average of the three lowest closing bid prices in the 15 trading days immediately preceding the conversion. The Company had the right to prepay the Note at 135% of the outstanding balance at the time of prepayment.			In February 2022, principal of $12,500, accrued interest of $2,068, and conversion fees of $2,800 were converted into 21,710,613 shares of common stock.						During 2013, the conversion price was fixed at $0.005 per share. As of December 31, 2012, the Company only drew down the first tranche totaling $125,000. On February 11, 2013, April 5, 2013, April 23, 2013, and July 1, 2013, the Company drew down an additional $250,000.
Convertible promissory note																			$ 450,000						$ 12,500
Fees amount																			$ 5,000
Accrued interest rate																			8.00%
Accrued interest				$ 1,162,000																			$ 309,867					$ 0	$ 0	$ 309,867	$ 50,000	$ 300,000
Accrued interest outstanding balance																												0	150,000
Convertible note percentage													10.00%												10.00%
Shares of common stock issued for debt converted (in Shares)		500,000,000	500,000,000																				16,021,937
Outstanding balances																										$ 0		0	55,000
Principal balance																						$ 12,250
Forgiveness of PPP Loan																												18,291
Convertible note amount																										76,250	$ 1,617,500	1,890,000	196,500
Conversion fees	$ 1,800																					$ 1,800				16,000		4,050
Shares of common stock (in Shares)	39,222,875																					39,222,875
Cash received																												978,232	201,430
Outstanding balance																												12,500
Accrued interest																						$ 1,639				$ 307		1,928
Other income description																										During the six months ended June 30, 2022, the Company incurred additional interest expense of $31,024 from such conversion into common stock. As of June 30, 2022, the principal balance and accrued interest is $0.On September 14, 2020, the Company entered into a loan agreement with Trillium Partners LP in the amount of $12,250. The loan and accrued interest was due on March 14, 2021. Interest accrued at the rate of 10% per annum. The outstanding balances at December 31, 2021was $12,250 with accrued interest of $1,225. In February 2022, principal of $12,250, accrued interest of $1,639, and conversion fees of $1,800 were converted into 39,222,875 shares of common stock. During the six months ended June 30, 2022, the Company incurred additional interest expense of $68,755 from such conversion into common stock. As of June 30, 2022, the principal balance and accrued interest is $0.
Accrued interest percentage									10.00%
Additional interest expense																										$ 35,976
Accrued interest																										55,469
Accrues interest percentage																					3.00%			10.00%
Principal balance																										100,000
Outstanding balance																										569,124		573,750
Repaid cash				$ 2,000,000
Conversion Common Stock [Member]
Loans Payable (Details) [Line Items]
Additional interest expense																										61,445
Accrued interest																										0
111 Recovery Corp. and Vis Vires Group, Inc. [Member]
Loans Payable (Details) [Line Items]
Convertible note																		$ 33,000											33,000
Average rate percentage																		60.00%
Accrued interest																													$ 4,700
Convertible note percentage																		8.00%
Conversion per share (in Dollars per share)																		$ 0.00009
Shares of common stock issued for debt converted (in Shares)																													9,015,614
Outstanding balances																												0	$ 0
Accrued interest on note																												13,000	13,000
PPP Loan [Member]
Loans Payable (Details) [Line Items]
Loan cost																												18,291
Convertible note percentage														0.98%
Principal balance														$ 18,608														18,291
Forgiveness of PPP Loan																													18,608
Coyne Enterprises, Inc. [Member]
Loans Payable (Details) [Line Items]
Convertible note																													15,000
Loan cost																	$ 30,000
Accrued interest																												0	155
Convertible note percentage																	6.00%
Outstanding balances																												0	15,000
RB Capital Partners, Inc. [Member]
Loans Payable (Details) [Line Items]
Convertible note											$ 25,000	$ 25,000				$ 25,000												6,000
Loan cost																												$ 12,000
Loan payable, description							RB Capital Partners, Inc. and the Company entered into an agreement whereas the Company agreed to allow RB Capital Partners, Inc. to convert $6,000 at $0.001 and issue 6,000,000 shares and pay the balance of these notes in the amount of $18,000. RB Capital Partners, Inc. agreed to release the Company of any remaining obligations on the remaining two notes of $25,000 each.																					The Company had committed to allow RB Capital Partners, Inc. to convert $6,000 at $0.001 and issue 3,000,000 shares at a later date.
Accrued interest																												$ 0	$ 0
Convertible note percentage											10.00%	10.00%				10.00%
Conversion per share (in Dollars per share)											$ 0.5	$ 0.5				$ 0.001
Shares of common stock issued for debt converted (in Shares)																													3,800,000
Outstanding balances																													$ 18,000
Principal balance																													3,800
Crown Bridge Partners, LLC [Member]
Loans Payable (Details) [Line Items]
Loan payable, description															The holder paid $23,000 for the first tranche ($25,000 less $2,000 discount).													The conversion price was 60% multiplied by the lowest trading price (representing a discount rate of 40%) during the previous twenty-five (25) trading day period ending on the latest complete trading day prior to the date of this note. The conversion price was subject to a floor price of $0.000035.
Accrued interest																												$ 0	2,742
Convertible note percentage															10.00%													10.00%
Outstanding balances																												$ 0	0
Convertible note amount															$ 100,000
Transactional Cost															$ 8,000
Annual interest rate																												15.00%
Trillium Partners Lp [Member]
Loans Payable (Details) [Line Items]
Loan cost								$ 15,000	$ 12,250	$ 12,250			$ 12,500								$ 100,000
Loan payable, description	In February 2022, principal of $12,250, accrued interest of $1,639, and conversion fees of $1,800 were converted into 39,222,875 shares of common stock.																					In February 2022, principal of $15,000, accrued interest of $3,520, and conversion fees of $1,400 were converted into 37,400,688 shares of common stock.
Accrued interest																												$ 1,225	0
Convertible note percentage								10.00%	10.00%	10.00%			10.00%											10.00%	10.00%
Outstanding balances																												12,500	12,500
Accrued interest																												1,225
Outstanding balance																												12,250
Additional interest expense																										68,755
Accrued interest																										$ 0
Outstanding balance, description																										The outstanding balances at December 31, 2021 and 2020 were $15,000 for both periods, with accrued interest of $1,927 and $378 at December 31, 2021 and 2020, respectively.
Clear Finance Technology Corporation [Member]
Loans Payable (Details) [Line Items]
Convertible note																										$ 141,732
Accrued interest																												24,300
Outstanding balances						$ 227,517																						200,930
Cash received																												526,620
Capital advance agreement																												577,507
Accrued interest																												24,300
Outstanding balance					$ 227,517	227,517
Received cash																										297,500
Cash repaid																										356,698
Aphrodite's Marketing [Member]
Loans Payable (Details) [Line Items]
Convertible note																										$ 97,338		30,592
Accrued interest																												$ 10,000
Convertible note percentage																										7.00%		7.00%
Outstanding balances					359,774	359,774																						$ 30,592
Cash received																												133,202
Capital advance agreement																												472,384
Accrued interest																												10,000
Received cash																										$ 196,100
Cash repaid																										129,354
Business Capital [Member]
Loans Payable (Details) [Line Items]
Outstanding balances						401,867																						0
Capital advance agreement																												$ 401,867
Nationwide Transport Service, LLC [Member]
Loans Payable (Details) [Line Items]
Loan cost																										$ 106,000
Loan payable, description																										Interest on defaulted amount ranges from 1% to 3% per month.		Interest on defaulted amount ranges from 1% to 3% per month.
Accrued interest																												$ 58,030
Outstanding balances					545,720	545,720																				$ 569,124		573,750
Capital advance agreement																												30,000
Accrued interest																										131,706		58,030
Cash repaid																												30,000
Repaid cash																										150,000
Digital Age Business [Member]
Loans Payable (Details) [Line Items]
Convertible note																										0		42,487
Loan cost																										40,487
Outstanding balances					113,500	113,500																						42,487
Cash received																												71,013
Capital advance agreement																												71,013
Repaid cash																										2,000
First tranche [Member]
Loans Payable (Details) [Line Items]
Convertible note																				$ 125,000
Loan cost																				25,000
Two tranches [Member]
Loans Payable (Details) [Line Items]
Convertible note																				$ 200,000
Eight tranches [Member]
Loans Payable (Details) [Line Items]
Convertible note																			$ 105,000
Seven tranches [Member]
Loans Payable (Details) [Line Items]
Convertible note																			$ 350,000
Loan agreement [Member] | Trillium Partners Lp [Member]
Loans Payable (Details) [Line Items]
Accrued interest	$ 2,068																					$ 2,068						1,928	363
Outstanding balances																												12,250	12,250
Principal balance	12,500
Conversion fees	$ 2,800																					$ 2,800
Shares of common stock (in Shares)	21,710,613																					21,710,613
Loans Payable [Member] | Trillium Partners Lp [Member]
Loans Payable (Details) [Line Items]
Accrued interest	$ 3,520																					$ 3,520						1,927	378
Shares of common stock issued for debt converted (in Shares)	37,400,688
Outstanding balances																												15,000	$ 15,000
Principal balance	$ 15,000
Conversion fees	$ 1,400																					$ 1,400
Jonathan Foltz [Member]
Loans Payable (Details) [Line Items]
Convertible note																										15,269
Outstanding balances					$ 75,500	$ 75,500																						82,136
Cash received																										2,000		31,636
Capital advance agreement																												25,000
Cash repaid																										3,354		31,636
Jonathan Foltz [Member] | Trillium Partners Lp [Member]
Loans Payable (Details) [Line Items]
Loan cost																										$ 65,513
RB Partners [Member] | RB Capital Partners, Inc. [Member]
Loans Payable (Details) [Line Items]
Outstanding balances																												$ 0